Loans and Accounts Receivable at Amortised Cost (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets [line items]
Assets before allowances	$ 32,671,515	$ 30,213,414
ECL allowance	896,095	882,414
Net Assets	31,775,420	29,331,001
Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	29,041,636	26,913,508
ECL allowance	133,269	153,640
Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,995,733	1,796,790
ECL allowance	121,261	125,114
Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,634,146	1,503,116
ECL allowance	641,565	603,660
Mortgages [Member]
Disclosure of financial assets [line items]
Assets before allowances	11,262,995	10,150,981		$ 9,096,895
ECL allowance	101,059	91,270		108,019
Net Assets	11,161,936	10,059,711
Mortgages [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	10,275,966	9,258,962
ECL allowance	8,446	9,006
Mortgages [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	457,948	447,496
ECL allowance	14,509	15,102
Mortgages [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	529,081	444,523
ECL allowance	78,104	67,162
Mortgages [Member] | Other Mortgage Mutual Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	11,150,545	10,025,019
ECL allowance	100,106	90,288
Net Assets	11,050,439	9,934,731
Mortgages [Member] | Other Mortgage Mutual Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	10,172,400	9,142,627
ECL allowance	8,361	8,899
Mortgages [Member] | Other Mortgage Mutual Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	454,385	442,801
ECL allowance	14,385	14,936
Mortgages [Member] | Other Mortgage Mutual Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	439,591	439,591
ECL allowance	66,453	66,453
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member]
Disclosure of financial assets [line items]
Assets before allowances	12,298	17,426
ECL allowance	137	177
Net Assets	12,161	17,249
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	10,774	15,261
ECL allowance	13	20
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	744	1,241
ECL allowance	21	40
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	780	924
ECL allowance	103	117
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	100,152	108,536
ECL allowance	816	805
Net Assets	99,336	107,731
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	92,792	101,074
ECL allowance	72	87
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,819	3,454
ECL allowance	103	126
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,541	4,008
ECL allowance	641	592
Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	15,862,325	15,186,144		13,963,093
ECL allowance	506,569	508,190	[1]	482,713
Net Assets	15,355,756	14,679,342
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	13,802,623	13,312,806
ECL allowance	57,427	73,730
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,245,067	1,100,255
ECL allowance	55,944	55,640
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	814,635	773,083
ECL allowance	393,198	377,432
Commercial Loans [Member] | Interbank Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	14,852	15,093
ECL allowance	1	10
Net Assets	14,851	15,083
Commercial Loans [Member] | Interbank Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	14,852	15,093
ECL allowance	1	10
Commercial Loans [Member] | Interbank Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances
ECL allowance
Commercial Loans [Member] | Interbank Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances
ECL allowance
Commercial Loans [Member] | Commercial Loans Portfolio [Member]
Disclosure of financial assets [line items]
Assets before allowances	11,708,187	11,133,766
ECL allowance	384,124	368,786
Net Assets	11,324,063	10,764,980
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	10,179,002	9,684,451
ECL allowance	41,296	52,782
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	870,028	841,123
ECL allowance	41,734	41,954
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	659,157	608,192
ECL allowance	301,094	274,050
Commercial Loans [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,713,633	1,752,437
ECL allowance	28,387	39,917
Net Assets	1,685,246	1,712,520
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,519,757	1,646,337
ECL allowance	4,113	5,466
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	155,324	56,295
ECL allowance	705	735
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	38,552	49,805
ECL allowance	23,569	33,716
Commercial Loans [Member] | Checking Accounts Debtors [Member]
Disclosure of financial assets [line items]
Assets before allowances	196,893	215,162
ECL allowance	11,900	13,784
Net Assets	184,993	201,378
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	166,771	183,290
ECL allowance	1,492	2,108
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	16,108	16,452
ECL allowance	764	467
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	14,014	15,420
ECL allowance	9,644	11,209
Commercial Loans [Member] | Factoring Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	489,400	380,983
ECL allowance	3,296	4,353
Net Assets	486,104	376,630
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	478,465	370,391
ECL allowance	1,158	829
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	7,946	6,005
ECL allowance	234	91
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,989	4,587
ECL allowance	1,904	3,433
Commercial Loans [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	71,273	79,916
ECL allowance	9,319	11,190
Net Assets	61,954	68,726
Commercial Loans [Member] | Student Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	57,206	64,381
ECL allowance	1,774	2,705
Commercial Loans [Member] | Student Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	5,942	6,049
ECL allowance	1,950	2,170
Commercial Loans [Member] | Student Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	8,125	9,486
ECL allowance	5,595	6,315
Commercial Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,424,862	1,443,724
ECL allowance	44,645	38,800
Net Assets	1,380,217	1,404,924
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,184,765	1,225,755
ECL allowance	5,415	7,236
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	178,556	169,196
ECL allowance	8,270	9,033
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	61,541	48,773
ECL allowance	30,960	22,531
Commercial Loans [Member] | Other Loans And Account Receivable [Member]
Disclosure of financial assets [line items]
Assets before allowances	243,225	165,064
ECL allowance	24,615	29,962
Net Assets	218,328	135,101
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	201,805	123,108
ECL allowance	2,178	2,594
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	11,163	5,135
ECL allowance	2,287	1,190
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	30,257	36,821
ECL allowance	20,432	26,178
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	5,546,195	4,876,289		4,557,692
ECL allowance	288,467	301,014	[1]	$ 297,359
Net Assets	5,257,728	4,591,947
Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,963,047	4,341,740
ECL allowance	67,396	70,904
Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	292,718	249,039
ECL allowance	50,808	54,372
Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	290,430	285,510
ECL allowance	170,263	159,066
Consumer Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,952	4,157
ECL allowance	122	127
Net Assets	3,830	4,030
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,569	3,974
ECL allowance	56	83
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	303	133
ECL allowance	30	22
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	80	50
ECL allowance	36	22
Consumer Loans [Member] | Installment Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,917,536	3,189,670
ECL allowance	255,061	247,387
Net Assets	3,662,475	2,942,283
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,378,489	2,693,260
ECL allowance	51,289	50,748
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	270,347	231,107
ECL allowance	45,102	48,622
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	268,700	265,303
ECL allowance	158,670	148,017
Consumer Loans [Member] | Credit Card Balances [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,377,710	1,417,152
ECL allowance	27,337	28,788
Net Assets	1,350,373	1,388,364
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,341,734	1,385,783
ECL allowance	12,507	15,087
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	17,668	14,977
ECL allowance	4,894	4,961
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	18,308	16,392
ECL allowance	9,936	8,740
Consumer Loans [Member] | Other Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	246,997	265,310
ECL allowance	5,947	8,040
Net Assets	241,050	257,270
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	239,255	258,723
ECL allowance	3,544	4,986
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,400	2,822
ECL allowance	782	767
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,342	3,765
ECL allowance	$ 1,621	$ 2,287

[1]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.